Description of Business (Details Narrative)	12 Months Ended
	Dec. 31, 2024 Entity shares	Dec. 31, 2023 shares
Number of entity affiliated | Entity	4
Formation date	August 7, 2007
Country of incorporation	Republic of the Marshall Islands
Common units outstanding	29,694,433	30,184,388
General partner units oustanding	622,296	622,296
Navios Holdings [Member]
Common units outstanding	4,672,314
Ownership percentage of Navios Holdings	17.00%
Olympos Maritime Ltd [Member]
General partner units oustanding	622,296
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.10%